Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Risk Concentration by Industry for the Components of the Statement of Financial Position (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	$ 225,967,540	$ 281,563,524
Non-financial public sector	6,450,647	2,731,262
Other financial entities	3,979,803	8,654,365
Non-financial private sector and foreign resident	215,537,090	270,177,897
Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	95,150,544	129,119,609
Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	40,248,305	51,921,130
Agricultural livestock hunting forestry and fishing [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	18,598,382	25,416,386
Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	21,205,309	17,223,029
Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	15,101,753	19,404,970
Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	14,967,044	13,221,265
Financial intermediation and insurance services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	3,579,048	2,159,973
Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	3,114,663	5,846,531
Electricity supply, gas, steam and air conditioner [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	2,605,050	4,298,095
Public administration, defense and compulsory social security [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	935,323	1,094,602
Water supply, sewerage, waste management and recovery of materials, and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	31,669	472,307
Stage 1 individual [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	94,035,693	103,327,739
Non-financial public sector	6,444,118	2,718,752
Other financial entities	3,979,622	8,653,310
Non-financial private sector and foreign resident	83,611,953	91,955,677
Stage 1 individual [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	375,960	120,418
Stage 1 individual [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	34,052,729	43,343,434
Stage 1 individual [member] | Agricultural livestock hunting forestry and fishing [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	8,113,588	11,857,286
Stage 1 individual [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	9,678,046	3,952,922
Stage 1 individual [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	9,639,580	10,195,071
Stage 1 individual [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	14,741,384	13,048,242
Stage 1 individual [member] | Financial intermediation and insurance services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	2,821,135	1,307,458
Stage 1 individual [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	1,646,660	3,618,849
Stage 1 individual [member] | Electricity supply, gas, steam and air conditioner [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	2,523,257	4,186,471
Stage 1 individual [member] | Public administration, defense and compulsory social security [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	19,614
Stage 1 individual [member] | Water supply, sewerage, waste management and recovery of materials, and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident		325,526
Stage 1 collective [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	112,048,827	140,295,815
Non-financial public sector	6,297
Other financial entities	181	1,055
Non-financial private sector and foreign resident	112,042,349	140,294,760
Stage 1 collective [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	86,582,704	112,420,553
Stage 1 collective [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	3,468,513	4,316,873
Stage 1 collective [member] | Agricultural livestock hunting forestry and fishing [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	5,653,305	6,907,471
Stage 1 collective [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	9,699,815	9,081,526
Stage 1 collective [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	3,855,288	4,591,998
Stage 1 collective [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	168,316	95,373
Stage 1 collective [member] | Financial intermediation and insurance services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	683,294	766,646
Stage 1 collective [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	1,017,816	1,040,555
Stage 1 collective [member] | Electricity supply, gas, steam and air conditioner [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	73,486	96,399
Stage 1 collective [member] | Public administration, defense and compulsory social security [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	810,758	876,036
Stage 1 collective [member] | Water supply, sewerage, waste management and recovery of materials, and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	29,054	101,330
Stage 2 individual [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	3,147,415	1,561,461
Non-financial private sector and foreign resident	3,147,415	1,561,461
Stage 2 individual [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	619,855	320,304
Stage 2 individual [member] | Agricultural livestock hunting forestry and fishing [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	2,325,263	584,762
Stage 2 individual [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	52,916	116,219
Stage 2 individual [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	146,405	275,836
Stage 2 individual [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	2,976	264,340
Stage 2 collective [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	12,862,531	31,088,550
Non-financial public sector	163	12,465
Non-financial private sector and foreign resident	12,862,368	31,076,085
Stage 2 collective [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	6,737,316	14,264,409
Stage 2 collective [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	913,838	2,820,757
Stage 2 collective [member] | Agricultural livestock hunting forestry and fishing [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	2,098,886	5,638,237
Stage 2 collective [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	1,520,139	3,651,941
Stage 2 collective [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	1,043,372	3,469,366
Stage 2 collective [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	48,637	76,795
Stage 2 collective [member] | Financial intermediation and insurance services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	61,215	66,068
Stage 2 collective [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	335,072	847,426
Stage 2 collective [member] | Electricity supply, gas, steam and air conditioner [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	7,218	13,842
Stage 2 collective [member] | Public administration, defense and compulsory social security [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	94,139	192,872
Stage 2 collective [member] | Water supply, sewerage, waste management and recovery of materials, and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	2,536	34,372
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	3,873,074	5,289,959
Non-financial public sector	69	45
Non-financial private sector and foreign resident	3,873,005	5,289,914
Stage 3 [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	1,454,564	2,314,229
Stage 3 [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	1,193,370	1,119,762
Stage 3 [member] | Agricultural livestock hunting forestry and fishing [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	407,340	428,630
Stage 3 [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	254,393	420,421
Stage 3 [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	417,108	872,699
Stage 3 [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	8,707	855
Stage 3 [member] | Financial intermediation and insurance services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	13,404	19,801
Stage 3 [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	112,139	75,361
Stage 3 [member] | Electricity supply, gas, steam and air conditioner [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	1,089	1,383
Stage 3 [member] | Public administration, defense and compulsory social security [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	10,812	25,694
Stage 3 [member] | Water supply, sewerage, waste management and recovery of materials, and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector and foreign resident	$ 79	$ 11,079